Leases - Summary Of Components Of Lease Cost (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lessee Operating Leases [Line Items]
Operating lease cost	$ 35.3	$ 42.1	$ 34.6
Short-term lease cost	145.0	233.1	129.5
Variable lease cost	2.8	1.3	2.5
Total lease cost	$ 183.1	$ 276.5	$ 166.6